UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Coatue Management, L.L.C.

Address:  126 East 56th Street
          New York, NY 10022

13F File Number: 28-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Phillipe P. Laffont
Title:  Investment Manager
Phone:  (212) 715-5100

Signature, Place and Date of Signing:

/s/ Phillipe Laffont               New York, NY                    11/4/04
-----------------------     --------------------------     ---------------------
     [Signature]                   [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  63

Form 13F Information Table Value Total: $466,256
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name

1.             028-10522                         Coatue Capital, L.L.C.
2.             028-10553                         Coatue Offshore Fund, Ltd.
3.             028-10554                         Coatue Qualified Partners, L.P.
----           -------------------               ------------------------------

                           FORM 13F INFORMATION TABLE

Coatue Management LLC
Form 13F Information
                                                     Value              Sh/ Put/   Investment     Other     Voting Authority
Name of Issuer         Title of Class   Cusip       (x 1000)   Shares   Prn Call   Discretion   Managers   Sole  Shared  None
--------------         --------------   -----       --------   ------   --------   ----------   --------   ----  ------  ----
GLOBAL CROSSING LTD.   COMMON           G3921A175   936        60,000   SH         SHARED       1, 2, 3    0     0       0

02984.0001 #518845